Schedule of Investments (unaudited)	iShares® USD Bond Factor ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.5%
Bank, Series 2017, Class A5, 3.44%, 09/15/60 (Call 09/15/27)	$40	$36,807
COMM Mortgage Trust, 2.87%, 08/15/57 (Call 11/15/29)	50	46,096
GS Mortgage Securities Trust, 2.91%, 02/13/53 (Call 01/13/30)	75	63,632
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A4, 3.72%, 07/15/50 (Call 06/15/25)	25	24,038
Wells Fargo Commercial Mortgage Trust, 3.79%, 12/15/49 (Call 12/15/26)	10	9,414
		179,987

Total Collaterized Mortgage Obligations — 1.5%
(Cost: $213,019)		179,987

Corporate Bonds & Notes

Advertising — 0.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/24)(a)	2	1,782
Omnicom Group Inc., 3.65%, 11/01/24 (Call 08/01/24)	6	5,886
		7,668
Aerospace & Defense — 1.1%
Boeing Co. (The)
2.20%, 02/04/26 (Call 02/04/24)	43	40,198
5.04%, 05/01/27 (Call 03/01/27)	16	15,896
5.15%, 05/01/30 (Call 02/01/30)	15	14,862
5.93%, 05/01/60 (Call 11/01/59)	15	14,560
General Dynamics Corp., 3.25%, 04/01/25 (Call 03/01/25)	10	9,749
L3Harris Technologies Inc. 4.40%, 06/15/28 (Call 03/15/28)	15	14,506
Northrop Grumman Corp., 4.75%, 06/01/43	3	2,702
Rolls-Royce PLC, 5.75%, 10/15/27 (Call 07/15/27)(a)	4	3,953
RTX Corp.
3.95%, 08/16/25 (Call 06/16/25)	10	9,751
4.50%, 06/01/42	11	9,448
4.88%, 10/15/40	3	2,697
Spirit AeroSystems Inc., 9.75%, 11/15/30 (Call 11/15/26)(a)	3	3,159
		141,481
Agriculture — 1.1%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	15	14,354
3.40%, 05/06/30 (Call 02/06/30)	2	1,776
4.80%, 02/14/29 (Call 11/14/28)	1	976
5.38%, 01/31/44	8	7,762
5.80%, 02/14/39 (Call 08/14/38)	12	11,803
BAT Capital Corp.
2.73%, 03/25/31 (Call 12/25/30)	8	6,517
4.91%, 04/02/30 (Call 01/02/30)	8	7,636
6.34%, 08/02/30 (Call 06/02/30)	12	12,318
7.75%, 10/19/32 (Call 07/19/32)	4	4,422
BAT International Finance PLC, 4.45%, 03/16/28 (Call 02/16/28)	10	9,592
Philip Morris International Inc.
3.25%, 11/10/24.	10	9,788
5.00%, 11/17/25	10	9,951
5.38%, 02/15/33 (Call 11/15/32)	6	5,909
	Par
Security	(000)	Value

Agriculture (continued)
5.63%, 11/17/29 (Call 09/17/29)	$1	$1,016
5.75%, 11/17/32 (Call 08/17/32)	2	2,046
6.38%, 05/16/38	12	12,907
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	5	4,916
5.85%, 08/15/45 (Call 02/12/45)	11	9,717
Vector Group Ltd., 5.75%, 02/01/29 (Call 02/01/24)(a)	4	3,561
		136,967
Airlines — 0.2%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	3	2,800
American Airlines Inc.
7.25%, 02/15/28 (Call 02/15/25)(a)	3	2,963
11.75%, 07/15/25(a)	5	5,472
Delta Air Lines Inc.
4.38%, 04/19/28 (Call 01/19/28)	2	1,908
7.38%, 01/15/26 (Call 12/15/25)	3	3,072
United Airlines Inc., 4.63%, 04/15/29 (Call 10/15/25)(a)	4	3,571
		19,786
Auto Manufacturers — 1.1%
American Honda Finance Corp.
5.25%, 07/07/26	2	2,011
5.80%, 10/03/25	23	23,206
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	4	4,001
Ford Motor Credit Co. LLC, 6.95%, 03/06/26 (Call 02/06/26)	30	30,273
General Motors Financial Co. Inc.
2.90%, 02/26/25 (Call 01/26/25)	2	1,926
5.40%, 04/06/26	17	16,922
6.05%, 10/10/25	5	5,021
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)	2	1,848
5.50%, 07/15/29 (Call 07/15/24)(a)	2	1,866
PACCAR Financial Corp., 4.95%, 10/03/25	2	1,994
Toyota Motor Credit Corp.
1.45%, 01/13/25	22	21,108
3.95%, 06/30/25	10	9,811
4.80%, 01/10/25	2	1,991
5.60%, 09/11/25	14	14,121
		136,099
Auto Parts & Equipment — 0.2%
Aptiv PLC, 3.25%, 03/01/32 (Call 12/01/31)	13	11,050
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	18	16,347
		27,397
Banks — 13.5%
Bank of America Corp.
2.88%, 10/22/30 (Call 10/22/29),
(3-mo. SOFR + 1.452%)(b)	10	8,590
3.19%, 07/23/30 (Call 07/23/29),
(3-mo. SOFR + 1.442%)(b)	20	17,582
3.37%, 01/23/26 (Call 01/23/25),
(3-mo. SOFR + 1.072%)(b)	20	19,376
3.38%, 04/02/26 (Call 04/02/25),
(1-day SOFR + 1.330%)(b)	8	7,728
3.42%, 12/20/28 (Call 12/20/27),
(3-mo. SOFR + 1.302%)(b)	14	12,860
3.59%, 07/21/28 (Call 07/21/27),
(3-mo. SOFR + 1.632%)(b)	38	35,473
3.71%, 04/24/28 (Call 04/24/27),
(3-mo. SOFR + 1.774%)(b)	18	16,916

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.97%, 03/05/29 (Call 03/05/28),
(3-mo. SOFR + 1.332%)(b)	$10	$9,369
3.97%, 02/07/30 (Call 02/07/29),
(3-mo. SOFR + 1.472%)(b)	18	16,636
4.20%, 08/26/24	25	24,700
4.27%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.572%)(b)	18	16,999
4.30%, 01/28/25 (Call 01/28/25),
(3-mo. SOFR + 2.926%)(b)(c)	13	12,005
Series L, 3.95%, 04/21/25	10	9,755
Bank of Montreal
1.50%, 01/10/25	15	14,354
5.30%, 06/05/26	12	11,989
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	14	12,750
Series F, 4.63%, 09/20/26 (Call 09/20/26),
(3-mo. SOFR + 3.393%)(b)(c)	16	14,504
Bank of Nova Scotia (The)
3.45%, 04/11/25	40	38,861
4.85%, 02/01/30	42	40,548
Barclays PLC, 5.30%, 08/09/26 (Call 08/09/25), (1-year CMT + 2.300%)(b)	30	29,530
Canadian Imperial Bank of Commerce
1.00%, 10/18/24	10	9,607
3.95%, 08/04/25	5	4,873
Citigroup Inc.
2.01%, 01/25/26 (Call 01/25/25),
(1-day SOFR + 0.694%)(b)	15	14,295
3.30%, 04/27/25	19	18,435
3.98%, 03/20/30 (Call 03/20/29),
(3-mo. SOFR + 1.600%)(b)	15	13,851
4.40%, 06/10/25	55	53,916
Deutsche Bank AG/New York NY, 6.12%, 07/14/26 (Call 07/14/25), (1-day SOFR + 3.190%)(b)	15	14,905
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25),
(1-day SOFR + 0.609%)(b)	30	28,164
3.69%, 06/05/28 (Call 06/05/27),
(3-mo. SOFR + 1.772%)(b)	26	24,413
3.81%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.420%)(b)	22	20,440
3.85%, 01/26/27 (Call 01/26/26)	38	36,492
4.22%, 05/01/29 (Call 05/01/28),
(3-mo. SOFR + 1.563%)(b)	17	16,048
HSBC Holdings PLC
2.10%, 06/04/26 (Call 06/04/25),
(1-day SOFR + 1.929%)(b)	200	188,486
3.97%, 05/22/30 (Call 05/22/29),
(3-mo. SOFR + 1.872%)(b)	30	27,264
Intesa Sanpaolo SpA
4.95%, 06/01/42 (Call 06/01/41),
(1-year CMT + 2.750%)(a)(b)	2	1,317
5.71%, 01/15/26(a)	2	1,963
JPMorgan Chase & Co.
1.95%, 02/04/32 (Call 02/04/31),
(1-day SOFR + 1.065%)(b)	42	33,017
2.01%, 03/13/26 (Call 03/13/25),
(3-mo. SOFR + 1.585%)(b)	3	2,857
2.08%, 04/22/26 (Call 04/22/25),
(1-day SOFR + 1.850%)(b)	9	8,549
	Par
Security	(000)	Value

Banks (continued)
2.74%, 10/15/30 (Call 10/15/29),
(3-mo. SOFR + 1.510%)(b)	$17	$14,664
3.70%, 05/06/30 (Call 05/06/29),
(3-mo. SOFR + 1.422%)(b)	18	16,478
3.78%, 02/01/28 (Call 02/01/27),
(3-mo. SOFR + 1.599%)(b)	44	41,889
4.08%, 04/26/26 (Call 04/26/25),
(1-day SOFR + 1.320%)(b)	8	7,825
4.85%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.990%)(b)	19	18,705
5.55%, 12/15/25 (Call 12/15/24),
(1-day SOFR + 1.070%)(b)	8	7,976
Series HH, 4.60%, 02/01/25 (Call 02/01/25),
(3-mo. SOFR + 3.125%)(b)(c)(d)	25	23,996
Lloyds Banking Group PLC, 4.72%, 08/11/26 (Call 08/11/25), (1-year CMT + 1.750%)(b)	20	19,554
M&T Bank Corp., 4.55%, 08/16/28 (Call 08/16/27),
(1-day SOFR + 1.780%)(b)	20	18,620
Mitsubishi UFJ Financial Group Inc., 3.78%, 03/02/25	45	43,961
Morgan Stanley
2.63%, 02/18/26 (Call 02/18/25),
(1-day SOFR + 0.940%)(b)	24	23,048
2.70%, 01/22/31 (Call 01/22/30),
(1-day SOFR + 1.143%)(b)	15	12,666
3.59%, 07/22/28 (Call 07/22/27)(b)	19	17,785
3.62%, 04/01/31 (Call 04/01/30),
(1-day SOFR + 3.120%)(b)	15	13,312
3.77%, 01/24/29 (Call 01/24/28),
(3-mo. SOFR + 1.402%)(b)	60	55,952
4.00%, 07/23/25	10	9,770
4.43%, 01/23/30 (Call 01/23/29),
(3-mo. SOFR + 1.890%)(b)	10	9,493
5.00%, 11/24/25	40	39,561
PNC Financial Services Group Inc. (The)
5.58%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 1.841%)(b)	41	40,708
6.04%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.140%)(b)	15	15,010
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)	13	12,211
Royal Bank of Canada
3.38%, 04/14/25	2	1,945
4.88%, 01/12/26	10	9,914
5.20%, 07/20/26	20	19,957
Sumitomo Mitsui Financial Group Inc., 5.88%, 07/13/26	40	40,385
Toronto-Dominion Bank (The)
1.45%, 01/10/25	30	28,724
3.77%, 06/06/25	5	4,873
4.11%, 06/08/27	14	13,464
Truist Financial Corp., 4.00%, 05/01/25 (Call 03/01/25)	25	24,298
U.S. Bancorp., 1.45%, 05/12/25 (Call 04/12/25)	20	18,852
Wells Fargo & Co.
2.16%, 02/11/26 (Call 02/11/25),
(3-mo. SOFR + 1.012%)(b)	13	12,413
2.41%, 10/30/25 (Call 10/30/24),
(3-mo. SOFR + 1.087%)(b)	10	9,673
2.88%, 10/30/30 (Call 10/30/29),
(3-mo. SOFR + 1.432%)(b)	15	12,905
3.00%, 04/22/26	20	18,923
3.20%, 06/17/27 (Call 06/17/26),
(3-mo. SOFR + 1.432%)(b)	20	18,851

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.55%, 09/29/25	$25	$24,161
3.91%, 04/25/26 (Call 04/25/25),
(1-day SOFR + 1.320%)(b)	18	17,520
4.90%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.100%)(b)	16	14,965
5.39%, 04/24/34 (Call 04/24/33),
(1-day SOFR + 2.020%)(b)	7	6,735
5.88%, 06/15/25 (Call 06/15/25)(b)(c)	15	14,776
Westpac Banking Corp., 1.02%, 11/18/24	10	9,583
		1,675,518
Beverages — 0.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.70%, 02/01/36 (Call 08/01/35)	13	12,388
Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	9	8,770
8.20%, 01/15/39	5	6,339
Constellation Brands Inc., 3.15%, 08/01/29 (Call 05/01/29)	1	899
Keurig Dr Pepper Inc., 4.42%, 05/25/25 (Call 03/25/25)	6	5,905
PepsiCo Inc.
2.25%, 03/19/25 (Call 02/19/25)	2	1,928
5.25%, 11/10/25	20	20,129
		56,358
Biotechnology — 1.0%
Amgen Inc.
3.13%, 05/01/25 (Call 02/01/25)	5	4,842
4.40%, 05/01/45 (Call 11/01/44)	6	4,986
5.25%, 03/02/25	9	8,966
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	19	15,627
4.05%, 09/15/25 (Call 06/15/25)	2	1,950
Bio-Rad Laboratories Inc., 3.70%, 03/15/32 (Call 12/15/31)	10	8,581
Gilead Sciences Inc.
3.65%, 03/01/26 (Call 12/01/25)	8	7,741
4.80%, 04/01/44 (Call 10/01/43)	13	11,824
5.65%, 12/01/41 (Call 06/01/41)	6	6,060
Illumina Inc., 5.75%, 12/13/27 (Call 11/13/27)	6	6,012
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	17	13,500
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	19	17,539
1.75%, 09/02/27 (Call 07/02/27)	20	17,522
		125,150
Building Materials — 0.2%
Builders FirstSource Inc., 6.38%, 06/15/32 (Call 06/15/27)(a)	2	1,968
Carrier Global Corp., 2.24%, 02/15/25 (Call 01/15/25)	7	6,724
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	12	9,715
Fortune Brands Innovations Inc., 5.88%, 06/01/33 (Call 03/01/33)	5	4,984
		23,391
Chemicals — 0.5%
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(a)	3	2,521
5.75%, 11/15/28 (Call 11/15/24)(a)	2	1,810
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(a)	2	1,835
	Par
Security	(000)	Value

Chemicals (continued)
Dow Chemical Co. (The), 5.55%, 11/30/48 (Call 05/30/48)	$6	$5,657
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/25/25)	5	4,919
5.32%, 11/15/38 (Call 05/15/38)	6	5,835
Eastman Chemical Co., 5.75%, 03/08/33 (Call 12/08/32)	3	2,982
EverArc Escrow Sarl, 5.00%, 10/30/29 (Call 10/30/24)(a)	3	2,438
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	12	11,122
LYB International Finance BV, 4.88%, 03/15/44 (Call 09/15/43)	6	5,038
LYB International Finance III LLC, 5.63%, 05/15/33 (Call 02/15/33)	3	2,998
Rain Carbon Inc., 12.25%, 09/01/29 (Call 03/01/26)(a)	2	2,040
Sasol Financing USA LLC
5.50%, 03/18/31 (Call 03/18/30)	4	3,245
6.50%, 09/27/28 (Call 06/27/28)	2	1,840
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(a)	4	3,401
		57,681
Coal — 0.0%
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(a)	2	1,720

Commercial Services — 1.0%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(a)	2	1,778
4.88%, 07/15/32(a)	2	1,753
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)	2	1,786
6.75%, 02/15/27 (Call 02/15/24)(a)	2	1,989
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	10	9,871
Cimpress PLC, 7.00%, 06/15/26 (Call 06/15/24)	3	2,902
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)	2	1,687
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	10	7,949
2.60%, 12/01/24 (Call 11/01/24)	7	6,776
5.10%, 12/15/27 (Call 11/15/27)	12	11,880
Global Payments Inc.
2.15%, 01/15/27 (Call 12/15/26)	24	21,639
3.20%, 08/15/29 (Call 05/15/29)	7	6,168
MPH Acquisition Holdings LLC, 5.50%, 09/01/28 (Call 09/01/24)(a)	3	2,606
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 04/15/24)(a)	4	3,586
Prime Security Services Borrower LLC/Prime Finance Inc.
5.75%, 04/15/26(a)	3	2,967
6.25%, 01/15/28 (Call 01/15/24)(a)	2	1,921
PROG Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(a)	3	2,621
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	17	14,315
Rent-A-Center Inc./TX, 6.38%, 02/15/29 (Call 02/15/24)(a)	2	1,821
Sabre GLBL Inc.
8.63%, 06/01/27 (Call 03/01/25)(a)	3	2,505
11.25%, 12/15/27 (Call 06/15/25)(a)	2	1,812
United Rentals North America Inc., 4.88%, 01/15/28 (Call 01/15/24)	2	1,924
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	10	9,750
		122,006

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Computers — 1.4%
Apple Inc.
2.40%, 08/20/50 (Call 02/20/50)	$10	$6,217
2.55%, 08/20/60 (Call 02/20/60)	24	14,977
2.75%, 01/13/25 (Call 11/13/24)	2	1,951
3.20%, 05/13/25	43	41,913
Booz Allen Hamilton Inc., 5.95%, 08/04/33 (Call 05/04/33)	5	5,049
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29 (Call 11/01/24)(a)	2	1,670
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (Call 03/15/26)	12	12,131
8.10%, 07/15/36 (Call 01/15/36)	12	14,131
8.35%, 07/15/46 (Call 01/15/46)	5	6,166
Hewlett Packard Enterprise Co., 1.75%, 04/01/26 (Call 03/01/26)	15	13,806
HP Inc.
3.40%, 06/17/30 (Call 03/17/30)	2	1,767
5.50%, 01/15/33 (Call 10/15/32)	9	8,940
6.00%, 09/15/41	6	6,014
International Business Machines Corp., 4.50%, 02/06/26	20	19,739
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	5	4,005
4.38%, 05/15/30 (Call 02/15/30)	11	10,177
5.75%, 03/15/33 (Call 12/15/32)	1	996
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	2	1,649
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	6	5,789
		177,087
Cosmetics & Personal Care — 0.0%
Coty Inc., 5.00%, 04/15/26 (Call 04/15/24)(a)	2	1,952
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(a)	2	1,862
		3,814
Distribution & Wholesale — 0.1%
LKQ Corp.
5.75%, 06/15/28 (Call 05/15/28)	10	9,922
6.25%, 06/15/33 (Call 03/15/33)	4	4,003
		13,925
Diversified Financial Services — 1.7%
Air Lease Corp., 3.38%, 07/01/25 (Call 06/01/25)	10	9,596
Ally Financial Inc., 5.80%, 05/01/25 (Call 04/01/25)	2	1,985
American Express Co.
2.25%, 03/04/25 (Call 02/01/25)	5	4,800
3.55%, 09/15/26 (Call 09/15/26),
(5-year CMT + 2.854%)(b)(c)	20	16,861
4.99%, 05/01/26 (Call 05/01/25),
(1-day SOFR + 1.000%)(b)	16	15,842
5.28%, 07/27/29 (Call 07/27/28),
(1-day SOFR + 1.280%)(b)	16	15,920
Ameriprise Financial Inc., 3.00%, 04/02/25 (Call 03/02/25)	10	9,684
Burford Capital Global Finance LLC
6.88%, 04/15/30 (Call 04/15/25)(a)	2	1,880
9.25%, 07/01/31 (Call 07/01/26)(a)	2	2,061
Capital One Financial Corp., 4.25%, 04/30/25 (Call 03/31/25)	20	19,475
Charles Schwab Corp. (The)
1.15%, 05/13/26 (Call 04/13/26)	18	16,236
2.45%, 03/03/27 (Call 02/03/27)	18	16,366
	Par
Security	(000)	Value

Diversified Financial Services (continued)
3.63%, 04/01/25 (Call 01/01/25)	$5	$4,865
3.85%, 05/21/25 (Call 03/21/25)	6	5,844
5.38%, 06/01/25 (Call 06/01/25),
(5-year CMT + 4.971%)(b)(c)	2	1,932
5.85%, 05/19/34 (Call 05/19/33),
(1-day SOFR + 2.500%)(b)	7	6,916
Coinbase Global Inc., 3.38%, 10/01/28 (Call 10/01/24)(a)	4	3,219
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	2	1,930
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)	2	1,728
5.75%, 11/15/31 (Call 11/15/26)(a)	7	6,112
OneMain Finance Corp.
6.88%, 03/15/25	2	2,015
7.13%, 03/15/26	4	4,033
PennyMac Financial Services Inc.
5.38%, 10/15/25 (Call 10/15/24)(a)	2	1,945
5.75%, 09/15/31 (Call 09/15/26)(a)	2	1,764
Raymond James Financial Inc., 4.95%, 07/15/46	7	6,051
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 3.88%, 03/01/31 (Call 03/01/26)(a)	3	2,520
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	2	1,809
4.20%, 10/29/25 (Call 09/29/25)	2	1,899
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	10	9,832
7.25%, 02/02/33 (Call 11/02/32)	2	1,867
United Wholesale Mortgage LLC
5.50%, 04/15/29 (Call 03/30/24)(a)	2	1,789
5.75%, 06/15/27 (Call 06/15/24)(a)	2	1,880
Visa Inc., 3.15%, 12/14/25 (Call 09/14/25)	11	10,630
		211,286
Electric — 3.6%
Ameren Corp., 3.65%, 02/15/26 (Call 11/15/25)	2	1,923
American Electric Power Co. Inc., 5.70%, 08/15/25	14	14,009
Berkshire Hathaway Energy Co., 4.05%, 04/15/25 (Call 03/15/25)	10	9,822
CenterPoint Energy Inc., 5.25%, 08/10/26	2	1,995
Commonwealth Edison Co., 3.00%, 03/01/50 (Call 09/01/49)	3	1,926
Constellation Energy Generation LLC
5.60%, 03/01/28 (Call 02/01/28)	12	12,085
5.80%, 03/01/33 (Call 12/01/32)	4	4,023
6.13%, 01/15/34 (Call 10/15/33)	4	4,106
Consumers Energy Co., 4.63%, 05/15/33 (Call 11/15/32)	5	4,777
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/01/24)(a)	2	1,976
DTE Electric Co., 5.20%, 04/01/33 (Call 01/01/33)	2	1,988
DTE Energy Co.
4.22%, 11/01/24(e)	5	4,922
4.88%, 06/01/28 (Call 05/01/28)	14	13,726
Duke Energy Carolinas LLC
2.55%, 04/15/31 (Call 01/15/31)	4	3,335
2.85%, 03/15/32 (Call 12/15/31)	10	8,364
3.20%, 08/15/49 (Call 02/15/49)	12	8,038
4.95%, 01/15/33 (Call 10/15/32)	10	9,799
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)	16	13,428
3.15%, 08/15/27 (Call 05/15/27)	20	18,554
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	4	2,390
5.40%, 04/01/53 (Call 10/01/52)	7	6,620

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Duke Energy Progress LLC, 2.00%, 08/15/31 (Call 05/15/31)	$6	$4,759
Edison International, 4.70%, 08/15/25	17	16,622
Entergy Corp., 1.90%, 06/15/28 (Call 04/15/28)	10	8,616
Entergy Louisiana LLC
4.00%, 03/15/33 (Call 12/15/32)	8	7,145
4.20%, 09/01/48 (Call 03/01/48)	3	2,348
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	12	10,467
Exelon Corp., 4.05%, 04/15/30 (Call 01/15/30)	15	13,915
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	2	1,870
National Grid PLC, 5.81%, 06/12/33 (Call 03/12/33)	11	11,042
National Rural Utilities Cooperative Finance Corp., 5.45%, 10/30/25	15	15,053
NextEra Energy Capital Holdings Inc.
4.45%, 06/20/25	2	1,967
5.75%, 09/01/25	30	30,018
NRG Energy Inc.
3.88%, 02/15/32 (Call 02/15/27)(a)	3	2,453
5.75%, 01/15/28 (Call 01/15/24)	5	4,878
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49 (Call 03/15/49)	3	1,998
4.55%, 09/15/32 (Call 06/15/32)	6	5,672
5.65%, 11/15/33 (Call 08/15/33)(a)	8	8,211
Pacific Gas and Electric Co.
3.15%, 01/01/26	2	1,885
4.55%, 07/01/30 (Call 01/01/30)	1	918
4.95%, 06/08/25	10	9,836
5.90%, 06/15/32 (Call 03/15/32)	4	3,907
6.10%, 01/15/29 (Call 12/15/28)	12	12,057
6.15%, 01/15/33 (Call 10/15/32)	7	6,972
PG&E Corp., 5.00%, 07/01/28 (Call 07/01/24)	2	1,903
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	10	7,896
5.25%, 04/01/53 (Call 10/01/52)	14	12,909
Public Service Electric & Gas Co., 3.10%, 03/15/32 (Call 12/15/31)	3	2,587
San Diego Gas & Electric Co., Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	9	5,699
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	30	27,963
4.88%, 10/15/25 (Call 07/15/25),
(5-year CMT + 4.550%)(b)(c)	14	13,414
Southern California Edison Co., 5.95%, 11/01/32 (Call 08/01/32)	11	11,348
Southern Co. (The)
4.40%, 07/01/46 (Call 01/01/46)	9	7,389
Series A, 3.70%, 04/30/30 (Call 01/30/30)	1	914
Series B, 4.00%, 01/15/51 (Call 01/15/26),
(5-year CMT + 3.733%)(b)	16	14,978
Vistra Operations Co. LLC, 5.50%, 09/01/26 (Call 03/01/24)(a)	2	1,963
Wisconsin Public Service Corp., 5.35%, 11/10/25 (Call 10/10/25)	10	10,011
		449,389
Electrical Components & Equipment — 0.0%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/24)(a)	3	2,587
4.75%, 06/15/28 (Call 07/01/24)(a)	2	1,788
		4,375
	Par
Security	(000)	Value

Electronics — 0.2%
Flex Ltd., 3.75%, 02/01/26 (Call 01/01/26)	$6	$5,739
Honeywell International Inc., 1.35%, 06/01/25 (Call 05/01/25)	2	1,893
TD SYNNEX Corp.
1.75%, 08/09/26 (Call 07/09/26)	5	4,457
2.38%, 08/09/28 (Call 06/09/28)	5	4,206
Trimble Inc., 6.10%, 03/15/33 (Call 12/15/32)	12	12,172
		28,467
Engineering & Construction — 0.2%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	3	2,917
Jacobs Engineering Group Inc.
5.90%, 03/01/33 (Call 12/01/32)	4	3,897
6.35%, 08/18/28 (Call 07/18/28)	14	14,281
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/01/24)(a)	2	1,821
		22,916
Entertainment — 0.1%
Live Nation Entertainment Inc., 6.50%, 05/15/27 (Call 05/15/24)(a)	3	2,999
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29 (Call 01/16/29)(a)	4	3,340
8.45%, 07/27/30 (Call 05/27/30)(a)	5	4,947
		11,286
Environmental Control — 0.0%
GFL Environmental Inc., 3.50%, 09/01/28 (Call 03/01/28)(a)	2	1,791

Food — 1.2%
Campbell Soup Co.
3.95%, 03/15/25 (Call 01/15/25)	10	9,785
4.15%, 03/15/28 (Call 12/15/27)	16	15,376
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	42	36,091
4.60%, 11/01/25 (Call 09/01/25)	5	4,903
4.85%, 11/01/28 (Call 08/01/28)	5	4,863
5.30%, 11/01/38 (Call 05/01/38)	12	10,918
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)	10	9,795
J M Smucker Co. (The), 6.20%, 11/15/33 (Call 08/15/33)	14	14,617
Kraft Heinz Foods Co., 3.00%, 06/01/26 (Call 03/01/26)	2	1,900
Sysco Corp.
5.95%, 04/01/30 (Call 01/01/30)	10	10,352
6.60%, 04/01/50 (Call 10/01/49)	7	7,671
Tyson Foods Inc., 3.55%, 06/02/27 (Call 03/02/27)	18	16,954
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/24)(a)	2	1,532
Walmart Inc., 3.90%, 09/09/25	2	1,968
		146,725
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27 (Call 02/20/27)	2	1,910
9.38%, 06/01/28 (Call 06/01/25)(a)	2	2,052
National Fuel Gas Co., 2.95%, 03/01/31 (Call 12/01/30)	3	2,398
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)	5	4,620
		10,980
Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 2.30%, 02/24/25 (Call 02/24/24)	10	9,586

Health Care - Products — 0.8%
Abbott Laboratories, 2.95%, 03/15/25 (Call 12/15/24)	5	4,868

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Products (continued)
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28 (Call 10/01/25)(a)	$4	$4,090
Baxter International Inc., 1.32%, 11/29/24	10	9,566
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	13	11,144
Embecta Corp., 5.00%, 02/15/30 (Call 02/15/27)(a)	2	1,682
HCA Inc., 3.13%, 03/15/27 (Call 02/15/27)	31	28,735
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	19	15,061
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31 (Call 12/15/30)	6	4,978
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	9	7,328
3.55%, 04/01/25 (Call 01/01/25)	15	14,588
		102,040
Health Care - Services — 1.1%
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	38	32,938
3.38%, 02/15/30 (Call 02/15/25)	8	6,918
4.63%, 12/15/29 (Call 12/15/24)	1	929
DaVita Inc., 4.63%, 06/01/30 (Call 06/01/25)(a)	8	6,762
Elevance Health Inc.
2.38%, 01/15/25 (Call 12/15/24)	5	4,826
4.65%, 01/15/43	4	3,489
Fortrea Holdings Inc., 7.50%, 07/01/30 (Call 07/01/26)(a)	2	1,980
HCA Inc.
3.38%, 03/15/29 (Call 01/15/29)	10	8,974
4.13%, 06/15/29 (Call 03/15/29)	17	15,768
5.38%, 02/01/25	5	4,971
Humana Inc., 4.95%, 10/01/44 (Call 04/01/44)	4	3,553
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	2	1,823
3.60%, 02/01/25 (Call 11/01/24)	17	16,601
UnitedHealth Group Inc., 3.75%, 07/15/25	10	9,789
Universal Health Services Inc., 2.65%, 10/15/30 (Call 07/15/30)	15	12,202
		131,523
Holding Companies - Diversified — 1.0%
Ares Capital Corp.
2.88%, 06/15/28 (Call 04/15/28)	20	17,062
3.20%, 11/15/31 (Call 08/15/31)	5	3,958
3.88%, 01/15/26 (Call 12/15/25)	18	17,052
Blackstone Secured Lending Fund, 3.63%, 01/15/26 (Call 12/15/25)	14	13,112
Blue Owl Capital Corp.
2.88%, 06/11/28 (Call 04/11/28)	18	15,348
3.40%, 07/15/26 (Call 06/15/26)	19	17,303
FS KKR Capital Corp.
3.13%, 10/12/28 (Call 08/12/28)	20	16,842
3.40%, 01/15/26 (Call 12/15/25)	8	7,441
Goldman Sachs BDC Inc., 2.88%, 01/15/26 (Call 12/15/25)	10	9,357
Golub Capital BDC Inc., 2.50%, 08/24/26 (Call 07/24/26)	10	8,886
		126,361
Home Builders — 0.3%
Brookfield Residential Properties Inc./Brookfield
Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)	2	1,689
6.25%, 09/15/27 (Call 09/15/24)(a)	2	1,887
Lennar Corp., 4.75%, 11/29/27 (Call 05/29/27)	15	14,696
	Par
Security	(000)	Value

Home Builders (continued)
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	$15	$12,931
		31,203
Housewares — 0.0%
Newell Brands Inc., 6.50%, 04/01/46 (Call 10/01/45)	3	2,400

Insurance — 1.1%
American International Group Inc.
5.13%, 03/27/33 (Call 12/27/32)	10	9,722
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3-mo. LIBOR US + 2.868%)(b)	8	7,491
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	7	6,763
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	3	2,389
4.20%, 03/17/32 (Call 12/17/31)	5	4,429
Chubb INA Holdings Inc., 3.35%, 05/03/26 (Call 02/03/26)	2	1,929
Corebridge Financial Inc., 3.90%, 04/05/32 (Call 01/05/32)	17	14,882
Everest Reinsurance Holdings Inc., 3.50%, 10/15/50 (Call 04/15/50)	11	7,477
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	4	3,384
5.63%, 08/16/32 (Call 05/16/32)	11	10,677
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	3	2,383
3.40%, 06/15/30 (Call 03/15/30)	3	2,593
First American Financial Corp., 2.40%, 08/15/31 (Call 05/15/31)	5	3,790
Markel Group Inc.
3.45%, 05/07/52 (Call 11/07/51)	5	3,307
5.00%, 05/20/49 (Call 11/20/48)	2	1,711
MetLife Inc., 3.60%, 11/13/25 (Call 08/13/25)	2	1,943
Old Republic International Corp., 3.85%, 06/11/51 (Call 12/11/50)	5	3,421
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	8	7,358
3.70%, 10/01/50 (Call 07/01/30),
(5-year CMT + 3.035%)(b)	9	7,420
5.70%, 09/15/48 (Call 09/15/28),
(3-mo. LIBOR US + 2.665%)(b)	15	13,940
Willis North America Inc.
4.65%, 06/15/27 (Call 05/15/27)	20	19,466
5.35%, 05/15/33 (Call 02/15/33)	5	4,882
		141,357
Internet — 0.6%
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	13	12,127
2.25%, 08/15/60 (Call 02/15/60)	4	2,330
Amazon.com Inc.
1.00%, 05/12/26 (Call 04/12/26)	28	25,550
3.00%, 04/13/25	2	1,948
Cogent Communications Group Inc., 7.00%, 06/15/27 (Call 06/15/24)(a)	2	1,965
Gen Digital Inc., 5.00%, 04/15/25 (Call 04/15/24)(a)	2	1,984
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/24)(a)	2	1,607
Netflix Inc., 5.88%, 02/15/25	10	10,037
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	13	10,662
		68,210

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Iron & Steel — 0.2%
ArcelorMittal SA
6.55%, 11/29/27 (Call 10/29/27)	$4	$4,131
6.80%, 11/29/32 (Call 08/29/32)	14	14,414
Cleveland-Cliffs Inc., 5.88%, 06/01/27 (Call 06/01/24)	2	1,963
Mineral Resources Ltd.
8.13%, 05/01/27 (Call 05/01/24)(a)	3	3,009
8.50%, 05/01/30 (Call 05/01/25)(a)	2	2,022
U.S. Steel Corp., 6.88%, 03/01/29 (Call 03/01/24)	2	1,988
		27,527
Leisure Time — 0.3%
Carnival Corp.
6.00%, 05/01/29 (Call 11/01/24)(a)	4	3,680
7.63%, 03/01/26 (Call 03/01/24)(a)	5	5,028
10.50%, 06/01/30 (Call 06/01/25)(a)	2	2,133
NCL Corp. Ltd., 5.88%, 02/15/27 (Call 02/15/24)(a)	3	2,904
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)	6	5,444
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26 (Call 01/01/26)(a)	2	1,894
5.50%, 08/31/26 (Call 02/28/26)(a)	10	9,728
11.63%, 08/15/27 (Call 08/15/24)(a)	2	2,169
		32,980
Lodging — 0.3%
Genting New York LLC, 3.30%, 02/15/26 (Call 01/15/26)(a)	2	1,811
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 06/01/29 (Call 06/01/24)(a)	2	1,766
Marriott International Inc./MD
5.45%, 09/15/26 (Call 08/15/26)	14	14,076
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	16	15,240
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	6	5,006
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)	2	1,722
6.63%, 07/31/26 (Call 04/30/26)(a)	2	1,999
		41,620
Machinery — 0.8%
Caterpillar Financial Services Corp.
4.35%, 05/15/26	22	21,715
4.90%, 01/17/25	10	9,973
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(a)	2	1,341
GrafTech Global Enterprises Inc., 9.88%, 12/15/28 (Call 12/15/25)(a)	2	1,570
John Deere Capital Corp.
1.25%, 01/10/25	20	19,167
2.13%, 03/07/25	10	9,625
4.05%, 09/08/25	2	1,969
nVent Finance Sarl, 5.65%, 05/15/33 (Call 02/15/33)	4	3,848
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)	10	9,562
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)	2	1,810
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	10	9,599
4.70%, 09/15/28 (Call 06/15/28)	13	12,565
		102,744
Machinery - Diversified — 0.1%
Ingersoll Rand Inc., 5.70%, 08/14/33 (Call 05/14/33)	15	15,182

Manufacturing — 0.2%
Carlisle Companies Inc., 2.75%, 03/01/30 (Call 12/01/29)	13	10,987
	Par
Security	(000)	Value

Manufacturing (continued)
General Electric Co.
5.88%, 01/14/38	$3	$3,155
6.75%, 03/15/32	12	13,301
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(a)	2	1,864
		29,307
Media — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/34 (Call 01/15/28)(a)	3	2,340
4.50%, 06/01/33 (Call 06/01/27)(a)	7	5,600
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25 (Call 04/23/25)	12	11,803
Comcast Corp., 5.25%, 11/07/25	22	22,060
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/24)(a)	4	3,599
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)	1	975
5.48%, 01/25/39 (Call 07/25/38)	14	12,787
6.50%, 10/13/33 (Call 07/13/33)	2	2,081
GCI LLC, 4.75%, 10/15/28 (Call 10/15/24)(a)	2	1,796
Nexstar Media Inc., 4.75%, 11/01/28 (Call 11/01/24)(a)	4	3,541
Sirius XM Radio Inc.
3.88%, 09/01/31 (Call 09/01/26)(a)	7	5,664
4.13%, 07/01/30 (Call 07/01/25)(a)	3	2,531
5.50%, 07/01/29 (Call 07/01/24)(a)	4	3,717
TEGNA Inc., 4.63%, 03/15/28 (Call 03/15/24)	3	2,728
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	4	3,375
Walt Disney Co. (The)
3.35%, 03/24/25	22	21,467
6.65%, 11/15/37	2	2,244
		108,308
Mining — 0.3%
Azul Secured Finance LLP, 11.93%, 08/28/28 (Call 02/28/26)	2	2,010
Eldorado Gold Corp., 6.25%, 09/01/29 (Call 09/01/24)(a)	2	1,803
Endeavour Mining PLC, 5.00%, 10/14/26 (Call 10/14/24)(a)	2	1,797
Freeport-McMoRan Inc.
4.63%, 08/01/30 (Call 08/01/25)	3	2,787
5.45%, 03/15/43 (Call 09/15/42)	3	2,692
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/24)	2	1,977
IAMGOLD Corp., 5.75%, 10/15/28 (Call 10/15/24)(a)	2	1,621
Newmont Corp., 4.88%, 03/15/42 (Call 09/15/41)	9	8,176
Southern Copper Corp.
5.88%, 04/23/45	8	7,639
6.75%, 04/16/40	6	6,280
Stillwater Mining Co.
4.00%, 11/16/26 (Call 11/16/24)(a)	2	1,764
4.50%, 11/16/29 (Call 11/16/25)(a)	2	1,566
		40,112
Office & Business Equipment — 0.3%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	18	16,483
3.28%, 12/01/28 (Call 10/01/28)	5	4,417
3.57%, 12/01/31 (Call 09/01/31)	14	12,056
		32,956
Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	2	1,833

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas — 1.9%
Baytex Energy Corp.
8.50%, 04/30/30 (Call 04/30/26)(a)	$2	$2,045
8.75%, 04/01/27 (Call 04/01/24)(a)	2	2,052
BP Capital Markets PLC
4.38%, (Call 06/22/25), (5-year CMT + 4.036%)(b)(c)	15	14,452
4.88%, (Call 03/22/30), (5-year CMT + 4.398%)(b)(c)	15	13,481
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	20	19,022
Chevron Corp., 1.55%, 05/11/25 (Call 04/11/25)	5	4,758
Chevron USA Inc., 0.69%, 08/12/25 (Call 07/12/25)	10	9,309
CNX Resources Corp.
7.25%, 03/14/27 (Call 03/14/24)(a)	2	1,998
7.38%, 01/15/31 (Call 01/15/26)(a)	2	1,988
Comstock Resources Inc., 6.75%, 03/01/29 (Call 03/01/24)(a)	4	3,683
Crescent Energy Finance LLC, 9.25%, 02/15/28 (Call 02/15/25)(a)	2	2,067
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30 (Call 10/01/26)(a)	2	2,006
Earthstone Energy Holdings LLC, 8.00%, 04/15/27 (Call 04/15/24)(a)	2	2,043
Energean PLC, 6.50%, 04/30/27 (Call 10/30/24)(a)	2	1,759
EOG Resources Inc., 4.15%, 01/15/26 (Call 10/15/25)	2	1,959
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	16	15,081
6.13%, 02/01/25 (Call 01/01/25)	2	2,003
Exxon Mobil Corp., 3.04%, 03/01/26 (Call 12/01/25)	26	25,016
Gulfport Energy Operating Corp., 8.00%, 05/17/26 (Call 05/17/24)(a)	1	1,012
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/24)(a)	2	1,882
Independence Energy Finance LLC, 7.25%, 05/01/26 (Call 05/01/24)(a)	3	2,977
Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 07/15/24)(a)	3	2,902
Kosmos Energy Ltd.
7.13%, 04/04/26 (Call 04/04/24)(a)	2	1,869
7.50%, 03/01/28 (Call 03/01/24)(a)	2	1,778
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	17	16,289
Marathon Petroleum Corp., 4.70%, 05/01/25 (Call 04/01/25)	2	1,977
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/24)	3	2,944
Northern Oil and Gas Inc., 8.13%, 03/01/28 (Call 03/01/24)(a)	2	2,021
Occidental Petroleum Corp.
5.55%, 03/15/26 (Call 12/15/25)	2	1,993
5.88%, 09/01/25 (Call 06/01/25)	8	8,010
7.50%, 05/01/31	6	6,532
8.88%, 07/15/30 (Call 01/15/30)	12	13,669
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/24)	2	1,921
7.88%, 09/15/30 (Call 09/15/26)(a)	2	2,000
Pioneer Natural Resources Co., 2.15%, 01/15/31 (Call 10/15/30)	7	5,759
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)	5	4,850
3.25%, 05/11/25	5	4,872
Strathcona Resources Ltd., 6.88%, 08/01/26 (Call 08/01/24)(a)	2	1,905
TotalEnergies Capital International SA, 2.43%, 01/10/25 (Call 10/10/24)	5	4,851
	Par
Security	(000)	Value

Oil & Gas (continued)
Valero Energy Corp., 6.63%, 06/15/37	$12	$12,587
		229,322
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27 (Call 04/01/24)(a)	2	1,982
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(a)	2	1,815
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/24)	2	1,988
6.88%, 09/01/27 (Call 09/01/24)	2	1,974
Weatherford International Ltd., 8.63%, 04/30/30 (Call 10/30/24)(a)	3	3,102
		10,861
Packaging & Containers — 0.2%
Amcor Finance USA Inc., 5.63%, 05/26/33 (Call 02/26/33)	3	2,998
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)	13	10,682
Berry Global Inc., 5.63%, 07/15/27 (Call 07/15/24)(a)	2	1,955
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 08/15/24)(a)	2	1,760
WRKCo Inc., 3.75%, 03/15/25 (Call 01/15/25)	2	1,947
		19,342
Pharmaceuticals — 2.1%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	30	28,397
3.60%, 05/14/25 (Call 02/14/25)	10	9,763
3.80%, 03/15/25 (Call 12/15/24)	4	3,924
4.50%, 05/14/35 (Call 11/14/34)	7	6,581
4.70%, 05/14/45 (Call 11/14/44)	14	12,640
Astrazeneca Finance LLC, 1.20%, 05/28/26 (Call 04/28/26)	7	6,398
AstraZeneca PLC
3.38%, 11/16/25	5	4,845
6.45%, 09/15/37	11	12,253
Cencora Inc., 2.70%, 03/15/31 (Call 12/15/30)	16	13,433
Cigna Group (The)
1.25%, 03/15/26 (Call 02/15/26)	14	12,804
4.13%, 11/15/25 (Call 09/15/25)	6	5,860
4.38%, 10/15/28 (Call 07/15/28)	13	12,540
4.80%, 07/15/46 (Call 01/16/46)	13	11,471
CVS Health Corp.
3.88%, 07/20/25 (Call 04/20/25)	10	9,752
4.30%, 03/25/28 (Call 12/25/27)	20	19,348
4.78%, 03/25/38 (Call 09/25/37)	13	11,665
Elanco Animal Health Inc., 6.65%, 08/28/28 (Call 05/28/28)(d)	2	1,997
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25	5	4,892
Grifols Escrow Issuer SA, 4.75%, 10/15/28 (Call 10/15/24)(a)	4	3,534
Johnson & Johnson, 2.45%, 09/01/60 (Call 03/01/60)	21	12,685
Merck & Co. Inc., 2.75%, 02/10/25 (Call 11/10/24)	5	4,859
Novartis Capital Corp., 3.00%, 11/20/25 (Call 08/20/25)	2	1,930
Pfizer Inc., 0.80%, 05/28/25 (Call 04/28/25)	2	1,878
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/26 (Call 04/19/26)	5	4,944
Pfizer Investment Enterprises Pte. Ltd., 4.65%, 05/19/25	8	7,944
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	15	14,257

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	$19	$18,111
Zoetis Inc.
4.70%, 02/01/43 (Call 08/01/42)	2	1,788
5.40%, 11/14/25 (Call 10/14/25)	2	1,998
		262,491
Pipelines — 3.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 03/01/27 (Call 03/01/24)(a)	3	2,935
7.88%, 05/15/26 (Call 05/15/24)(a)	2	2,039
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	3	2,734
5.13%, 06/30/27 (Call 01/01/27)	16	15,849
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/24)	15	14,276
Cheniere Energy Partners LP
4.00%, 03/01/31 (Call 03/01/26)	3	2,646
4.50%, 10/01/29 (Call 10/01/24)	16	14,926
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	2	1,965
Enbridge Inc.
4.25%, 12/01/26 (Call 09/01/26)	7	6,804
5.50%, 07/15/77 (Call 07/15/27),
(3-mo. SOFR + 3.680%)(b)	17	14,946
6.25%, 03/01/78 (Call 03/01/28),
(3-mo. SOFR + 3.903%)(b)	9	8,037
Series 20-A, 5.75%, 07/15/80 (Call 04/15/30),
(5-year CMT + 5.314%)(b)	2	1,738
Energy Transfer LP
3.90%, 07/15/26 (Call 04/15/26)	15	14,399
4.95%, 05/15/28 (Call 02/15/28)	10	9,738
5.25%, 04/15/29 (Call 01/15/29)	18	17,681
EnLink Midstream Partners LP, 4.15%, 06/01/25 (Call 03/01/25)	2	1,961
Enterprise Products Operating LLC, Series E, 5.25%, 08/16/77 (Call 08/16/27), (3-mo. SOFR + 3.295%)(b)	17	15,580
EQM Midstream Partners LP, 6.50%, 07/15/48 (Call 01/15/48)	2	1,840
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 02/01/28 (Call 02/01/24)(a)	2	1,856
Kinder Morgan Inc.
4.30%, 06/01/25 (Call 03/01/25)	5	4,912
4.30%, 03/01/28 (Call 12/01/27)	15	14,433
5.30%, 12/01/34 (Call 06/01/34)	4	3,781
MPLX LP
4.00%, 03/15/28 (Call 12/15/27)	36	33,969
4.50%, 04/15/38 (Call 10/15/37)	6	5,097
4.88%, 12/01/24 (Call 09/01/24)	10	9,890
4.88%, 06/01/25 (Call 03/01/25)	13	12,858
New Fortress Energy Inc., 6.50%, 09/30/26 (Call 03/31/24)(a)	4	3,799
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)	5	4,340
3.40%, 09/01/29 (Call 06/01/29)	3	2,675
4.55%, 07/15/28 (Call 04/15/28)	13	12,476
6.10%, 11/15/32 (Call 08/15/32)	5	5,093
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	4	3,569
4.65%, 10/15/25 (Call 07/15/25)	2	1,961
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	17	16,241
	Par
Security	(000)	Value

Pipelines (continued)
4.50%, 05/15/30 (Call 11/15/29)	$4	$3,776
5.63%, 03/01/25 (Call 12/01/24)	10	9,991
Targa Resources Corp.
4.88%, 02/01/31 (Call 02/01/26)	16	14,812
5.50%, 03/01/30 (Call 03/01/25)	5	4,826
TransCanada PipeLines Ltd., 4.25%, 05/15/28 (Call 02/15/28)	16	15,236
Transcanada Trust
5.30%, 03/15/77 (Call 03/15/27),
(3 mo. LIBOR US + 3.208%)(b)	17	14,866
Series 16-A, 5.88%, 08/15/76 (Call 08/15/26),
(3 mo. LIBOR US + 4.640%)(b)	10	9,356
Western Midstream Operating LP
3.10%, 02/01/25 (Call 01/01/25)	2	1,939
4.05%, 02/01/30 (Call 11/01/29)	17	15,407
6.15%, 04/01/33 (Call 01/01/33)	2	2,015
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	18	17,062
4.00%, 09/15/25 (Call 06/15/25)	2	1,945
		398,275
Real Estate — 0.1%
CBRE Services Inc., 5.95%, 08/15/34 (Call 05/15/34)	5	4,978
Howard Hughes Corp. (The), 4.38%, 02/01/31 (Call 02/01/26)(a)	2	1,660
Kennedy-Wilson Inc., 4.75%, 03/01/29 (Call 03/01/24)	2	1,603
		8,241
Real Estate Investment Trusts — 3.2%
American Homes 4 Rent LP, 3.63%, 04/15/32 (Call 01/15/32)	5	4,285
American Tower Corp.
1.50%, 01/31/28 (Call 11/30/27)	5	4,256
2.40%, 03/15/25 (Call 02/15/25)	22	21,095
2.75%, 01/15/27 (Call 11/15/26)	26	23,932
3.55%, 07/15/27 (Call 04/15/27)	24	22,583
3.80%, 08/15/29 (Call 05/15/29)	17	15,607
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)	2	1,625
AvalonBay Communities Inc., 3.50%, 11/15/25 (Call 08/15/25)	2	1,921
Boston Properties LP, 3.20%, 01/15/25 (Call 10/15/24)	2	1,930
Brixmor Operating Partnership LP
3.85%, 02/01/25 (Call 11/01/24)	10	9,720
4.05%, 07/01/30 (Call 04/01/30)	6	5,384
4.13%, 05/15/29 (Call 02/15/29)	12	10,945
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/24)(a)	4	3,793
Crown Castle International Corp.
3.65%, 09/01/27 (Call 06/01/27)	16	14,954
3.80%, 02/15/28 (Call 11/15/27)	15	13,962
4.45%, 02/15/26 (Call 11/15/25)	5	4,876
CubeSmart LP, 2.25%, 12/15/28 (Call 10/15/28)	5	4,266
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	2	1,806
3.70%, 08/15/27 (Call 05/15/27)	5	4,710
5.55%, 01/15/28 (Call 12/15/27)	24	23,969
Equinix Inc.
1.45%, 05/15/26 (Call 04/15/26)	13	11,832
2.15%, 07/15/30 (Call 04/15/30)	10	8,132
3.20%, 11/18/29 (Call 08/18/29)	6	5,300

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Extra Space Storage LP, 3.50%, 07/01/26 (Call 04/01/26)	$2	$1,895
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	6	4,820
5.25%, 06/01/25 (Call 03/01/25)	10	9,831
5.30%, 01/15/29 (Call 10/15/28)	8	7,654
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30 (Call 06/15/30)	13	11,084
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	6	4,535
2.30%, 11/15/28 (Call 09/15/28)	10	8,542
4.15%, 04/15/32 (Call 01/15/32)	5	4,373
Iron Mountain Inc., 5.63%, 07/15/32 (Call 07/15/26)(a)	2	1,816
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/28 (Call 10/01/24)(a)	3	2,839
7.50%, 06/01/25 (Call 06/01/24)(a)	2	2,012
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 07/01/24)(a)	2	1,864
4.00%, 09/15/29 (Call 09/15/24)(a)	2	1,729
Service Properties Trust, 4.75%, 10/01/26 (Call 08/01/26)	2	1,821
Simon Property Group LP
3.38%, 06/15/27 (Call 03/15/27)	10	9,374
3.38%, 12/01/27 (Call 09/01/27)	8	7,440
Sun Communities Operating LP
2.70%, 07/15/31 (Call 04/15/31)	13	10,297
4.20%, 04/15/32 (Call 01/15/32)	5	4,372
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.50%, 02/15/29 (Call 02/15/24)(a)	2	1,331
10.50%, 02/15/28 (Call 09/15/25)(a)	2	1,967
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	8	7,510
VICI Properties LP
4.75%, 02/15/28 (Call 01/15/28)	20	18,957
4.95%, 02/15/30 (Call 12/15/29)	3	2,790
Welltower Inc., 3.85%, 06/15/32 (Call 03/15/32)	2	1,765
Welltower OP LLC
3.10%, 01/15/30 (Call 10/15/29)	12	10,409
4.25%, 04/15/28 (Call 01/15/28)	20	19,087
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)	10	9,224
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(a)	2	1,792
6.38%, 08/15/25 (Call 08/15/24)(a)	2	1,980
		393,993
Retail — 1.2%
Arko Corp., 5.13%, 11/15/29 (Call 11/15/24)(a)	2	1,665
Bath & Body Works Inc.
6.75%, 07/01/36	2	1,860
6.88%, 11/01/35	7	6,623
Brinker International Inc., 8.25%, 07/15/30 (Call 06/27/26)(a)	2	2,008
Dick’s Sporting Goods Inc.
3.15%, 01/15/32 (Call 10/15/31)	14	11,368
4.10%, 01/15/52 (Call 07/15/51)	6	4,003
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	5	4,868
4.20%, 05/15/28 (Call 02/15/28)	15	14,265
Evergreen Acqco 1 LP/TVI Inc., 9.75%, 04/26/28 (Call 02/15/25)(a)	2	2,075
	Par
Security	(000)	Value

Retail (continued)
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/24)(a)	$2	$1,832
5.63%, 01/01/30 (Call 01/01/25)(a)	2	1,872
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(a)	4	3,293
3.88%, 10/01/31 (Call 10/01/26)(a)	7	5,529
Home Depot Inc. (The), 2.70%, 04/15/25 (Call 04/15/24)	10	9,690
Kohl’s Corp., 4.63%, 05/01/31 (Call 02/01/31)	2	1,462
Lowe’s Companies Inc., 4.00%, 04/15/25 (Call 03/15/25)	10	9,802
Macy’s Retail Holdings LLC, 5.88%, 04/01/29 (Call 04/01/24)(a)	2	1,880
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	21	19,670
3.30%, 07/01/25 (Call 06/15/25)	2	1,941
4.70%, 12/09/35 (Call 06/09/35)	3	2,838
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)	2	1,350
4.75%, 02/15/27 (Call 11/15/26)	2	1,530
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	2	1,975
Starbucks Corp., 2.45%, 06/15/26 (Call 03/15/26)	2	1,877
Target Corp., 2.25%, 04/15/25 (Call 03/15/25)	10	9,619
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	13	12,270
3.80%, 11/18/24 (Call 08/18/24)	5	4,888
Walmart Inc., 3.55%, 06/26/25 (Call 04/26/25)	10	9,788
		151,841
Semiconductors — 1.1%
Broadcom Inc.
3.15%, 11/15/25 (Call 10/15/25)	10	9,595
3.42%, 04/15/33 (Call 01/15/33)(a)	1	840
4.00%, 04/15/29 (Call 02/15/29)(a)	8	7,492
4.15%, 11/15/30 (Call 08/15/30)	10	9,270
4.75%, 04/15/29 (Call 01/15/29)	8	7,795
5.00%, 04/15/30 (Call 01/15/30)	2	1,969
Intel Corp., 3.40%, 03/25/25 (Call 02/25/25)	23	22,457
Marvell Technology Inc., 2.95%, 04/15/31 (Call 01/15/31)	13	10,895
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/24)	2	1,950
Micron Technology Inc.
4.66%, 02/15/30 (Call 11/15/29)	13	12,321
6.75%, 11/01/29 (Call 09/01/29)	5	5,242
NXP BV/NXP Funding LLC/NXP USA Inc.
3.40%, 05/01/30 (Call 02/01/30)	2	1,763
4.30%, 06/18/29 (Call 03/18/29)	14	13,189
Qorvo Inc.
1.75%, 12/15/24	10	9,565
4.38%, 10/15/29 (Call 10/15/24)	13	11,766
QUALCOMM Inc., 3.45%, 05/20/25 (Call 02/20/25)	5	4,882
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	5	4,595
3.00%, 06/01/31 (Call 03/01/31)	3	2,445
		138,031
Shipbuilding — 0.2%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	10	8,546
3.84%, 05/01/25 (Call 04/01/25)	10	9,732
		18,278

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Software — 1.6%
Alteryx Inc., 8.75%, 03/15/28 (Call 03/15/25)(a)	$2	$2,011
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	2	1,647
2.90%, 12/01/29 (Call 09/01/29)	10	8,662
Fiserv Inc., 3.85%, 06/01/25 (Call 03/01/25)	10	9,754
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	11	10,402
2.68%, 06/01/60 (Call 12/01/59)	12	7,542
2.70%, 02/12/25 (Call 11/12/24)	4	3,891
3.04%, 03/17/62 (Call 09/17/61)	28	19,036
3.13%, 11/03/25 (Call 08/03/25)	8	7,754
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)	3	2,766
Oracle Corp.
2.50%, 04/01/25 (Call 03/01/25)	10	9,606
2.80%, 04/01/27 (Call 02/01/27)	18	16,714
3.25%, 11/15/27 (Call 08/15/27)	16	14,915
3.90%, 05/15/35 (Call 11/15/34)	2	1,712
5.38%, 07/15/40	27	25,454
6.25%, 11/09/32 (Call 08/09/32)	9	9,478
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)	3	2,576
Roper Technologies Inc., 1.00%, 09/15/25 (Call 08/15/25)	10	9,247
VMware Inc.
1.40%, 08/15/26 (Call 07/15/26)	14	12,630
3.90%, 08/21/27 (Call 05/21/27)	15	14,295
4.50%, 05/15/25 (Call 04/15/25)	5	4,922
4.70%, 05/15/30 (Call 02/15/30)	5	4,763
		199,777
Telecommunications — 1.8%
AT&T Inc., 5.54%, 02/20/26 (Call 02/20/24)	2	2,000
Consolidated Communications Inc., 6.50%, 10/01/28 (Call 10/01/24)(a)	3	2,475
Corning Inc., 5.45%, 11/15/79 (Call 05/15/79)	3	2,622
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	10	11,805
Frontier Communications Holdings LLC, 6.75%, 05/01/29 (Call 05/01/24)(a)	7	5,928
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	3	2,437
2.75%, 05/24/31 (Call 02/24/31)	5	4,115
4.60%, 05/23/29 (Call 02/23/29)	11	10,670
Orange SA, 9.00%, 03/01/31	10	12,089
Rogers Communications Inc., 3.80%, 03/15/32 (Call 12/15/31)	18	15,668
Sprint Capital Corp.
6.88%, 11/15/28	10	10,574
8.75%, 03/15/32	12	14,341
TELUS Corp., 3.40%, 05/13/32 (Call 02/13/32)	15	12,813
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	13	11,970
2.25%, 02/15/26 (Call 02/15/24)	5	4,674
2.40%, 03/15/29 (Call 01/15/29)	2	1,741
2.55%, 02/15/31 (Call 11/15/30)	15	12,434
3.50%, 04/15/25 (Call 03/15/25)	6	5,836
3.60%, 11/15/60 (Call 05/15/60)	4	2,668
3.75%, 04/15/27 (Call 02/15/27)	10	9,534
3.88%, 04/15/30 (Call 01/15/30)	17	15,615
4.38%, 04/15/40 (Call 10/15/39)	3	2,564
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	10	9,191
1.45%, 03/20/26 (Call 02/20/26)	5	4,595
	Par
Security	(000)	Value

Telecommunications (continued)
3.38%, 02/15/25	$6	$5,855
4.27%, 01/15/36	4	3,587
4.40%, 11/01/34 (Call 05/01/34)	8	7,352
5.25%, 03/16/37	12	11,883
Vodafone Group PLC, 4.13%, 05/30/25	5	4,911
		221,947
Transportation — 0.3%
Burlington Northern Santa Fe LLC, 3.00%, 04/01/25 (Call 01/01/25)	7	6,810
Canadian Pacific Railway Co., 1.35%, 12/02/24 (Call 06/02/24)	10	9,581
Ryder System Inc., 3.35%, 09/01/25 (Call 08/01/25)	5	4,807
Union Pacific Corp., 3.75%, 07/15/25 (Call 05/15/25)	10	9,780
United Parcel Service Inc.
3.90%, 04/01/25 (Call 03/01/25)	2	1,965
6.20%, 01/15/38	9	9,835
		42,778
Trucking & Leasing — 0.0%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/28 (Call 05/01/24)(a)	3	2,817

Total Corporate Bonds & Notes — 54.5%
(Cost: $6,787,568)		6,756,506

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 28.3%
Federal Home Loan Mortgage Corp.
4.50%, 08/01/53	3	2,764
6.00%, 01/01/53	5	4,819
6.00%, 08/01/53	18	17,766
Federal National Mortgage Association
4.50%, 08/01/53	9	8,354
6.00%, 07/01/53	16	16,302
6.00%, 09/01/53.	18	17,944
Freddie Mac Multifamily Structured Pass Through Certificates
Series K081, Class A2, 3.90%, 08/25/28 (Call 12/25/28)(b)	30	28,789
Series K108, Class A2, 1.52%, 03/25/30 (Call 03/25/30)	16	13,135
Series K123, Class A2, 1.62%, 12/25/30 (Call 01/25/31)	47	37,548
Government National Mortgage Association
2.00%, 12/20/53(f)	100	80,680
2.50%, 12/20/53(f)	200	166,937
3.00%, 08/20/51	45	39,130
3.00%, 02/20/52	69	59,615
3.50%, 03/20/49	26	23,460
3.50%, 12/20/53(f)	71	63,460
4.00%, 12/20/53(f)	75	69,081
4.50%, 03/20/49	23	22,354
4.50%, 08/20/52	27	25,761
5.00%, 04/20/53	20	19,072
5.00%, 12/20/53(f)	25	24,283
5.50%, 12/20/52	18	17,894
5.50%, 07/20/53	9	9,158
5.50%, 12/20/53(f)	25	24,816
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	3	2,390
1.50%, 02/01/37	60	51,067

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
1.50%, 03/01/37	$45	$38,698
1.50%, 07/01/51	20	14,548
1.50%, 11/01/51	24	17,459
1.50%, 12/13/53(f)	25	18,414
2.00%, 11/01/35	61	54,582
2.00%, 12/18/38(f)	133	115,814
2.00%, 08/01/50	286	224,156
2.00%, 10/01/50	25	19,507
2.00%, 12/01/51	23	18,053
2.00%, 02/01/52	26	19,925
2.00%, 03/01/52	463	360,412
2.50%, 12/18/38(f)	100	89,888
2.50%, 09/01/51	167	135,160
2.50%, 11/01/51	42	34,295
2.50%, 01/01/52	176	142,760
2.50%, 12/13/53(f)	150	121,430
3.00%, 12/15/37(f)	50	46,062
3.00%, 12/01/49	95	81,294
3.00%, 12/13/53(f)	250	210,687
3.50%, 12/15/37(f)	25	23,562
3.50%, 05/01/50	20	17,999
3.50%, 06/01/50	10	9,215
3.50%, 07/01/50	17	14,759
3.50%, 12/13/52(f)	200	175,355
4.00%, 12/18/38(f)	25	24,030
4.00%, 05/01/52.	25	23,000
4.00%, 02/01/53	47	43,457
4.00%, 12/13/53(f)	97	88,056
4.50%, 11/01/52	14	13,217
4.50%, 12/01/52	23	22,179
4.50%, 12/13/53(f)	100	93,628
5.00%, 12/13/53(f)	125	120,283
5.50%, 01/01/53	24	23,946
5.50%, 05/01/53	25	24,323
5.50%, 12/13/53(f)	60	59,118
6.00%, 12/13/53(f)	50	50,139
6.50%, 12/13/53(f)	75	76,184
		3,512,173
U.S. Government Obligations — 14.3%
U.S. Treasury Note/Bond
1.13%, 08/15/40	67	39,373
1.38%, 11/15/31	150	120,193
1.38%, 11/15/40	206	126,103
1.38%, 08/15/50	176	89,626
1.63%, 11/15/50	178	96,572
1.75%, 08/15/41	165	106,187
1.88%, 02/15/32	169	140,211
1.88%, 02/15/41	141	93,992
1.88%, 02/15/51	79	45,934
1.88%, 11/15/51	101	58,277
2.25%, 08/15/46	39	25,571
2.50%, 02/15/45	80	56,109
2.50%, 02/15/46	38	26,352
2.50%, 05/15/46	38	26,275
3.00%, 11/15/45	95	72,489
3.50%, 02/15/33	170	158,870
	Par
Security	(000)	Value

U.S. Government Obligations (continued)
3.63%, 05/15/53	$70	$59,752
4.00%, 11/15/42	209	190,068
4.13%, 11/15/32	240	235,603
		1,767,557

Total U.S. Government & Agency Obligations — 42.6%
(Cost: $5,603,183)		5,279,730
Total Long-Term Investments — 98.6%
(Cost: $12,603,770)		12,216,223

	Shares

Short-Term Securities

Money Market Funds — 11.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(g)(h)	1,331,013	1,331,678
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(g)(h)(i)	126,059	126,059

Total Short-Term Securities — 11.8%
(Cost: $1,456,962)		1,457,737

Total Investments Before TBA Sales Commitments — 110.4%
(Cost: $14,060,732)		13,673,960

	Par
	(000)

TBA Sales Commitments(f)

Mortgage-Backed Securities — (0.2)%
Uniform Mortgage-Backed Securities, 4.50%, 12/13/53	$(25)	(23,407)

Total TBA Sales Commitments — (0.2)%
(Proceeds: $(22,875))		(23,407)

Total Investments, Net of TBA Sales Commitments — 110.2%
(Cost: $14,037,857)		13,650,553

Liabilities in Excess of Other Assets — (10.2)%		(1,262,562)

Net Assets — 100.0%		$12,387,991

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Perpetual security with no stated maturity date.
(d)	All or a portion of this security is on loan.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Represents or includes a TBA transaction.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
November 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,172,145	$—	$(840,319	)(a)	$287	$(435)	$1,331,678	1,331,013	$65,499		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	126,506	—	(447	)(a)	—	—	126,059	126,059	4,286	(b)	—
					$287	$(435)	$1,457,737		$69,785		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Collaterized Mortgage Obligations	$—	$179,987	$—	$179,987
Corporate Bonds & Notes	—	6,756,506	—	6,756,506
U.S. Government & Agency Obligations	—	5,279,730	—	5,279,730
Short-Term Securities
Money Market Funds	1,457,737	—	—	1,457,737
Liabilities
Investments
TBA Sales Commitments	—	(23,407)	—	(23,407)
	$1,457,737	$12,192,816	$—	$13,650,553

Portfolio Abbreviation

CMT	Constant Maturity Treasury	REIT	Real Estate Investment Trust
LIBOR	London Interbank Offered Rate

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
November 30, 2023

Portfolio Abbreviation (continued)

SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced